Equity Based Compensation - Stock Option Activity and Shares Outstanding (Detail) (USD $)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Beginning Balance		$ 772.00	$ 760.83
Weighted average exercise price granted		$ 1,134.13	$ 850.00
Weighted average exercise price exercised
Weighted average exercise price forfeited		$ 815.11	$ 750.00
Weighted average exercise price expired		$ 649.27	$ 902.19
Weighted average exercise price, Ending Balance		$ 827.45	$ 772.00
Weighted average exercise price expected to vest		$ 816.29
Weighted average exercise price vested and exercisable		$ 783.44
Time Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding, beginning balance (shares)	38,577	34,777	36,040
Number of Shares, Granted (shares)	1,400	5,830	5,587
Number of Shares, Exercised (shares)	(75)
Number of Shares, Forfeited (shares)		(1,308)	(4,886)
Number of Shares, Forfeited/Cancelled (shares)	(1,414)
Number of Shares, Cancelled (shares)		(722)	(1,964)
Number of shares outstanding, Ending balance (shares)	38,488	38,577	34,777	36,040
Number of shares expected to vest (shares)		35,392
Number of shares vested and exercisable (shares)		15,220
WA contractual term granted		10 years	10 years
WA contractual term outstanding balance		7 years 7 months 6 days	8 years 3 months 18 days	9 years 1 month 6 days
WA contractual term expected to vest		7 years 6 months
WA contractual term vested and exercisable		6 years 10 months 24 days
Aggregate intrinsic value outstanding balance		$ 18,420,550	$ 9,206,150	$ 3,143,730
Aggregate intrinsic value expected to vest		16,897,360
Aggregate intrinsic value vested and exercisable		7,757,850
Performance Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding, beginning balance (shares)	11,614	10,392	11,416
Number of Shares, Granted (shares)	468	1,951	1,266
Number of Shares, Exercised (shares)	0
Number of Shares, Forfeited (shares)		(558)	(2,130)
Number of Shares, Forfeited/Cancelled (shares)	(478)
Number of Shares, Cancelled (shares)		(171)	(160)
Number of shares outstanding, Ending balance (shares)	11,604	11,614	10,392	11,416
Number of shares expected to vest (shares)		10,589
Number of shares vested and exercisable (shares)		3,880
WA contractual term granted		10 years	10 years
WA contractual term outstanding balance		7 years 9 months 18 days	8 years 6 months	9 years 4 months 24 days
WA contractual term expected to vest		7 years 9 months 18 days
WA contractual term vested and exercisable		7 years 4 months 24 days
Aggregate intrinsic value outstanding balance		5,664,200	2,922,760	1,027,530
Aggregate intrinsic value expected to vest		5,175,030
Aggregate intrinsic value vested and exercisable		2,108,500
Market Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding, beginning balance (shares)	23,203	20,857	27,408
Number of Shares, Granted (shares)	932	3,877	2,509
Number of Shares, Exercised (shares)	0
Number of Shares, Forfeited (shares)		(1,531)	(9,060)
Number of Shares, Forfeited/Cancelled (shares)	(1,006)
Number of shares outstanding, Ending balance (shares)	23,129	23,203	20,857	27,408
Number of shares expected to vest (shares)		18,723
WA contractual term granted		10 years	10 years
WA contractual term outstanding balance		7 years 9 months 18 days	8 years 6 months	9 years 4 months 24 days
WA contractual term expected to vest		7 years 8 months 12 days
Aggregate intrinsic value outstanding balance		11,088,790	5,828,590	2,466,540
Aggregate intrinsic value expected to vest		$ 9,225,510